Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Consolidated Balance Sheets [Abstract]
Schedule of consolidated balance sheets
	Pre-share consolidation	Adjustments	Post-share consolidation
(Deficit) Equity
Number of ordinary shares – authorized	300,000,000	(292,500,000)	7,500,000
Number of ordinary shares – issued and outstanding	64,770,529	(63,151,552)	1,618,977
Par value	$0.003	$0.117	$0.12

	Pre-share consolidation	Adjustments	Post-share consolidation
(Deficit) Equity
Number of ordinary share – authorized	300,000,000	(292,500,000)	7,500,000
Number of ordinary share – issued and outstanding	21,201,842	(20,672,076)	529,766
Par value	$0.003	$0.117	$0.12

Schedule of consolidated statements of profit or loss
	Pre-share consolidation	Adjustments	Post-share consolidation
Loss per share
Basic and diluted loss for the year attributable to ordinary equity holders of the Company	$(0.37)	$(14.60)	$(14.97)

Weighted average number of shares used in computation:
Basic and diluted	49,605,434	(48,365,582)	1,239,852

	Pre-share consolidation	Adjustments	Post-share consolidation
Loss per share
Basic and diluted loss for the year attributable to ordinary equity holders of the Company	$(0.31)	$(11.59)	$(11.90)

Weighted average number of shares used in computation:
Basic and diluted	17,537,238	(17,076,519)	460,719

	Pre-share consolidation	Adjustments	Post-share consolidation
Loss per share
Basic and diluted loss for the year attributable to ordinary equity holders of the Company	$(0.18)	$(7.08)	$(7.26)

Weighted average number of shares used in computation:
Basic and diluted	17,224,232	(16,793,851)	430,381